                               SUPPLEMENT DATED
                                 MARCH 17, 1997

                                       TO

                                PROSPECTUS DATED
                               FEBRUARY 28, 1997

                      FINANCIAL HORIZONS INVESTMENT TRUST

On March 11, 1997, Alpha Benson replaced J. Randall Baney as portfolio manager of the Financial Horizons Investment Trust Municipal Bond Fund. On page 8 of the prospectus, the paragraph entitled Municipal Bond Fund is hereby deleted in its entirety and replaced by the following:
        Municipal Bond Fund - Alpha Benson, Director, Municipal Securities. Alpha received a Bachelor of Science in Accounting from Central State University and a Masters of Business Administration from the University of Dayton. She began managing the Municipal Bond Fund on March 11, 1997. Alpha also manages the Nationwide(R) Tax-Free Income Fund. She has managed the Tax-Free Income Fund since its inception in March 1986.



                            CONTINUED ON OTHER SIDE



PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FURTHER REFERENCE.

                                SUPPLEMENT DATED
                                 MARCH 17, 1997

                                       TO

                                PROSPECTUS DATED
                               FEBRUARY 28, 1997

                      FINANCIAL HORIZONS INVESTMENT TRUST

On March 11, 1997, Kimberly Bingle and Gary Hunt joined Wayne Frisbee as portfolio managers for the Financial Horizons Investment Trust Government Bond Fund. On page 8 of the prospectus, the paragraph entitled Government Bond Fund, is hereby deleted in its entirety and replaced by the following:

     Government Bond Fund - Wayne T. Frisbee, Director Investments; Kimberly Bingle, Senior Investments Manager, and Gary Hunt, Senior Investment Analyst. Wayne received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst. He has managed the Government Bond Fund since its inception in 1988. Kimberly received a Bachelor of Arts in Finance from The Pennsylvania State University, is a Chartered Financial Analyst, is a Fellow of the Life Management Institute, and began managing the Government Bond Fund on March 11, 1997. From April 1992 to March 11, 1997, she managed the fixed income fund which is part of the Nationwide Insurance Enterprise incentive savings plan. Prior to April 1992, Kimberly co-managed the Nationwide Foundation bond portfolio. Gary received a Bachelor of Science in Finance and a Master of Business Administration from The Ohio State University. He began managing the Government Bond Fund on March 11, 1997. Since joining Nationwide in 1992, Gary has been responsible for the analysis of agency CMOs and U.S. treasury securities. In addition, Gary has managed the commercial mortgage-backed securities sector for Nationwide Life Insurance Company and its affiliates.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FURTHER REFERENCE.